Finance costs and finance income - Finance cost (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Cost and Finance Income [Line Items]
Finance costs		$ 60,629	$ 37,822	$ 42,173
Minera Yanacocha SRL and subsidiary [Member]
Finance Cost and Finance Income [Line Items]
Interests on tax contingency and others, note 24		54,580		16,938
Unwinding of the discount of the provision for mining closure, note 13(b)		33,609	32,049	36,709
Commissions of guarantee letters		3,059	3,153	2,485
Unwinding of debt instruments, note 15		1,722	1,497	1,497
Finance costs	$ 55,000	$ 92,970	$ 36,699	$ 57,629